SPROTT LOAN (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
	Aug. 15, 2019	Aug. 31, 2019	May 31, 2020	May 31, 2019
Disclosure Of Sprott Loan [Line Items]
Shares issued for loan facility		$ 1,000
Shares issued for loan facility (Shares)		800,000
Sprott Facility [Member]
Disclosure Of Sprott Loan [Line Items]
Advanced amount of principal senior secured credit facility	$ 20,000
Description of loan secured credit facility	The loan was drawn August 21, 2019 and is due August 14, 2021 with the Company holding the option to extend the maturity date by one year in exchange for a payment in common shares or cash of three percent of the outstanding principal amount.
Loan facility interest rate	11%
Payment for monthly interest charge			$ 1,674
Interest expense on borrowings			$ 2,096